LVIP BlackRock US Growth ETF Allocation Managed Risk Fund Expense Example - LVIP BlackRock US Growth ETF Allocation Managed Risk Fund	Dec. 31, 2025 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	504
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 929